FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Remaining contractual maturities of financial liabilities (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	R$ 92,847,277	R$ 98,194,489
Financial liabilities, Future Value	130,968,928	139,014,442
Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	14,182,459	13,395,478
Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	11,053,159	9,137,101
Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	47,248,723	47,143,391
Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	58,484,587	69,338,472
Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	4,036,414	3,288,897
Financial liabilities, Future Value	4,036,414	3,288,897
Trade accounts payable | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	4,036,414	3,288,897
Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	75,205,937	79,628,629
Financial liabilities, Future Value	105,402,321	111,723,608
Loans, financing and debentures | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	6,638,611	6,357,717
Loans, financing and debentures | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	7,822,991	5,761,795
Loans, financing and debentures | Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	38,937,764	36,672,089
Loans, financing and debentures | Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	52,002,955	62,932,007
Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	5,996,145	5,893,194
Financial liabilities, Future Value	10,731,691	10,676,580
Lease liabilities | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	793,337	937,964
Lease liabilities | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	1,302,000	1,780,115
Lease liabilities | Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	2,232,164	1,632,555
Lease liabilities | Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	6,404,190	6,325,946
Liabilities for asset acquisition and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	2,170,267	405,952
Financial liabilities, Future Value	2,216,014	467,499
Liabilities for asset acquisition and associates | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	1,898,542	111,438
Liabilities for asset acquisition and associates | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	102,924	131,371
Liabilities for asset acquisition and associates | Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	137,106	144,171
Liabilities for asset acquisition and associates | Later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	77,442	80,519
Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	5,291,710	7,894,528
Financial liabilities, Future Value	8,435,684	11,774,569
Derivative financial instruments | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	753,571	1,688,266
Derivative financial instruments | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	1,740,424	1,391,727
Derivative financial instruments | Later than two years and not later than five years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	5,941,689	8,694,576
Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	4,055	919,073
Financial liabilities, Future Value	4,055	919,073
Dividends payable | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	4,055	919,073
Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial Liabilities, Book Value	142,749	164,216
Financial liabilities, Future Value	142,749	164,216
Other liabilities | Not later than one year
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	57,929	92,123
Other liabilities | Later than one year and not later than two years
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Financial liabilities, Future Value	R$ 84,820	R$ 72,093